NOTE 3 - GOING CONCERN (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		105 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Details
Net Income/(Loss)	$ (247,924)	$ (170,223)	$ (2,094,316)	$ (1,026,538)	$ (983,121)	$ (1,987,122)	$ 18,021,058
Accumulated deficit	$ 18,021,058		$ 18,021,058		$ 15,926,742	$ 14,943,620	$ 18,021,058